RELATED PARTY TRANSACTIONS - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 26, 2020	Jun. 28, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts affecting revenue[1]	€ 22	€ 31
Amounts affecting cost of sales[2]	(1,240)	(1,610)
Amounts affecting operating expenses[3]	(2)	(10)
Total net amount affecting the Consolidated Income Statement	(1,220)	€ (1,589)
Amount due from	91		€ 103
Amounts payable	€ 219		€ 233